Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
U.S. Dollar-denominated interest rate swaps 3 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (2,626,000)
Weighted-Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	2.20%	2.20%
United States Dollar Denominated Interest Rate Swaption One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 155,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 685,000
Weighted-Average Remaining Term (Years)	1 year 3 months 18 days
Fixed Interest Rate	3.30%	3.30%
United States Dollar Denominated Interest Rate Swaption Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 1,956,000
Weighted-Average Remaining Term (Years)	2 years 1 month 6 days
Fixed Interest Rate	3.10%	3.10%
United States Dollar Denominated Interest Rate Swaption Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (2,041,000)
Weighted-Average Remaining Term (Years)	2 years 1 month 6 days
Fixed Interest Rate	2.00%	2.00%
United States Dollar Denominated Interest Rate Swaption Five [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ 2,981,000
Weighted-Average Remaining Term (Years)	2 years 6 months
Fixed Interest Rate	2.90%	2.90%
United States Dollar Denominated Interest Rate Swaption Four [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 160,000,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (1,739,000)
Weighted-Average Remaining Term (Years)	2 years 6 months
Fixed Interest Rate	1.80%	1.80%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Principal Amount | €		€ 222,700,000
Euro-denominated interest rate swaps [Member] | Euro Interbank Offered Rate Euribor [Member]
Derivative [Line Items]
Principal Amount	$ 241,798,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (35,674,000)
Weighted-Average Remaining Term (Years)	5 years
Fixed Interest Rate	3.10%	3.10%
U.S. Dollar-denominated interest rate swaps 1 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 3,092,442,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (312,131,000)
Weighted-Average Remaining Term (Years)	5 years 4 months 24 days
Fixed Interest Rate	3.40%	3.40%
U.S. Dollar-denominated interest rate swaps 2 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Principal Amount	$ 412,392,000
Fair Value / Carrying Amount of Asset / (Liability)	$ (16,227,000)
Weighted-Average Remaining Term (Years)	3 years
Fixed Interest Rate	2.80%	2.80%
Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (364,816,000)